Use of estimates and judgments	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Use of estimates and judgments
4.	Use of estimates and judgments

The preparation of financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of policies and reported amounts of assets and liabilities, income and expenses. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgments about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period or in the period of the revision and future periods if the revision affects both current and future periods.

Although each of its significant accounting policies reflects judgments, assessments or estimates, AB InBev believes that the following accounting policies reflect the most critical judgments, estimates and assumptions that are important to its business operations and the understanding of its results: business combinations, intangible assets, goodwill, impairment, provisions, share-based payments, employee benefits and accounting for current and deferred tax.

The fair values of acquired identifiable intangibles are based on an assessment of future cash flows. Impairment analyses of goodwill and indefinite-lived intangible assets are performed annually and whenever a triggering event has occurred, in order to determine whether the carrying value exceeds the recoverable amount. These calculations are based on estimates of future cash flows.

The company uses its judgment to select a variety of methods including the discounted cash flow method and option valuation models and makes assumptions about the fair value of financial instruments that are mainly based on market conditions existing at each balance sheet date.

Actuarial assumptions are established to anticipate future events and are used in calculating pension and other long-term employee benefit expense and liability. These factors include assumptions with respect to interest rates, rates of increase in health care costs, rates of future compensation increases, turnover rates, and life expectancy.

The company is subject to income tax in numerous jurisdictions. Significant judgment is required in determining the worldwide provision for income tax. There are some transactions and calculations for which the ultimate tax determination is uncertain. Some subsidiaries within the group are involved in tax audits and local enquiries usually in relation to prior years. Investigations and negotiations with local tax authorities are ongoing in various jurisdictions at the balance sheet date and, by their nature, these can take considerable time to conclude. In assessing the amount of any income tax provisions to be recognized in the financial statements, estimation is made of the expected successful settlement of these matters. Estimates of interest and penalties on tax liabilities are also recorded. Where the final outcome of these matters is different from the amounts that were initially recorded, such differences will impact the current and deferred income tax assets and liabilities in the period such determination is made.

Judgments made by management in the application of IFRS that have a significant effect on the financial statements and estimates with a significant risk of material adjustment in the next year are further discussed in the relevant notes hereafter.

In preparing these consolidated financial statements, the significant judgments made by management in applying the company’s accounting policies and the key sources of estimating uncertainty mainly related to the reporting of the 50:50 merger of AB InBev’s and Anadolu Efes’ existing Russia and Ukraine businesses into AB InBev Efes that closed on 30 March 2018 – see Note 6 Acquisitions and disposals of Subsidiaries and Note 16 Investments in associates, and to the adoption of hyperinflation accounting for the company’s Argentinean operations.

In May 2018, the Argentinean peso underwent a severe devaluation resulting in the three-year cumulative inflation of Argentina to exceed 100% in 2018, thereby triggering the requirement to transition to hyperinflation accounting as prescribed by IAS 29 Financial Reporting in Hyperinflationary Economies as of 1 January 2018. The main principle in IAS 29 is that the financial statements of an entity that reports in the currency of a hyperinflationary economy must be stated in terms of the measuring unit current at the end of the reporting period. Therefore, the non-monetary assets and liabilities stated at historical cost, the equity and the income statement of subsidiaries operating in hyperinflationary economies are restated for changes in the general purchasing power of the local currency applying a general price index. Monetary items that are already stated at the measuring unit at the end of the reporting period are not restated. These re-measured accounts are used for conversion into US dollar at the period closing exchange rate.

Consequently, the company has applied hyperinflation accounting for its Argentinean subsidiaries for the first time in these consolidated financial statements applying the IAS 29 rules as follows:

•	Hyperinflation accounting was applied as of 1 January 2018;

•

Non-monetary assets and liabilities stated at historical cost (e.g. property plant and equipment, intangible assets, goodwill, etc.) and equity of Argentina were restated using an inflation index. The hyperinflation impacts resulting from changes in the general purchasing power until 31 December 2017 were reported in retained earnings and the impacts of changes in the general purchasing power from 1 January 2018 are reported through the income statement on a dedicated account for hyperinflation monetary adjustments in the finance line (see also Note 11 Finance cost and income);

•

The income statement is adjusted at the end of each reporting period using the change in the general price index and is converted at the closing exchange rate of each period (rather than the year to date average rate for non-hyperinflationary economies), thereby restating the year to date income statement account both for inflation index and currency conversion;

•	The prior year income statement and balance sheet of the Argentinean subsidiaries were not restated.

In 2017, the Argentinean operations represented 3.6% of the company’s consolidated revenue. The Argentinean full year 2017 results were translated at an average rate of 16.580667 Argentinean pesos per US dollar. The 2018 results, restated for purchasing power, were translated at the December closing rate of 37.807879 Argentinean pesos per US dollar.

In accordance with IAS 21 The Effects of Changes in Foreign Exchange Rates, when amounts are translated into the currency of non-hyperinflationary economy, the comparative amounts are not adjusted for subsequent changes in the price level or exchange rates. Therefore, the comparative amounts of Argentinean operations in these consolidated financial statements were not restated.

During 2018, the company finalized the re-measurement of current and deferred taxes resulting from the US Tax reform enacted on 22 December 2017, based on published regulation and guidance. Such remeasurement did not result in material changes to the reported current and deferred taxes. See Note 12 Income taxes for more details.